Related party transactions (Details 1)		Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amounts due to related parties		$ 2,438	$ 2,771,194	¥ 20,109,722	¥ 19,173,936
Minghui Liu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amounts due to related parties	[1]		2,675,921	19,418,353	18,980,310
Conggang Chen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amounts due to related parties			$ 95,273	¥ 691,369	¥ 193,626

[1]	Minghui Liu provided the interest-free loans to the Group, which are repayable on demand based on Minghui Liu’s funding needs, to support the Group’s business operation.